Securities Act File No.  333-_____

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No.     ☐   Post-Effective Amendment No.

(Check appropriate box or boxes)

CITIZENSSELECT FUNDS

(Exact Name of Registrant as Specified in its Charter)

Registrant's Telephone Number, including Area Code: (212) 922-6000

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices)

Jeff Prusnofsky, Esq.
c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

Subject to Completion, dated November 18, 2020

Dreyfus Institutional Treasury Securities Cash Advantage Fund

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
1-800-346-3621
www.bnymellonim.com/us

Dear Shareholder:

The Board of Trustees for your fund, Dreyfus Institutional Treasury Securities Cash Advantage Fund (the "Fund"), has approved the tax-free reorganization of the Fund into Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the "Acquiring Fund"). The Acquiring Fund, like the Fund, is a money market fund that seeks to maintain a stable share price of $1.00. BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") is the investment adviser to the Fund and the Acquiring Fund. The Fund is a series of Dreyfus Institutional Reserves Funds (the "Trust").

The reorganization of the Fund is expected to occur on or about [March 5], 2021, at which time the Fund will transfer all of its assets to the Acquiring Fund, in exchange solely for Hamilton shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. Upon completion of the reorganization, you will no longer be a shareholder of the Fund, but will become a shareholder of the Acquiring Fund. Holders of Hamilton shares, Institutional shares and Premier shares of the Fund will receive Hamilton shares of the Acquiring Fund.

Management of BNYM Investment Adviser has reviewed the lineup of Dreyfus money market funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and strategies and that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Trust's Board of Trustees that the Fund be consolidated with the Acquiring Fund. Management of BNYM Investment Adviser believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a combined fund that has a lower management fee and lower total expense ratio. The Acquiring Fund and the Fund are government money market funds and have the same investment objective and substantially similar investment management policies. As money market funds, the funds are subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seek to maintain a stable net asset value of $1.00 per share. The Acquiring Fund has a lower total expense ratio, and, depending on the share class of the Fund, a comparable or better performance record, than the Fund. Management believes that shareholders should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base, particularly in the current money market environment, and that Fund shareholders should benefit from more efficient portfolio management and certain operational efficiencies. In addition, management believes that based on the similarities between the Fund and the Acquiring Fund, the reorganization also would eliminate the duplication of resources and costs associated with servicing the funds as separate entities. As a result, management recommended to the Trust's Board of Trustees that the Fund be consolidated with the Acquiring Fund.

After careful review, the Trust's Board of Trustees has unanimously approved the reorganization of the Fund. In approving the reorganization, the Trust's Board of Trustees determined that the reorganization is in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the reorganization.

The reorganization of the Fund does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review carefully the enclosed Prospectus/Information Statement, which contains information about the Acquiring Fund and the reorganization of the Fund into the Acquiring Fund.

Further information about the reorganization is contained in the enclosed materials. If you have any questions, please call [1-800-346-3621]. Thank you.

Sincerely,

Renee LaRoche-Morris
President
Dreyfus Institutional Reserves Funds

[December 18], 2020

REORGANIZATION OF

DREYFUS INSTITUTIONAL TREASURY SECURITIES CASH ADVANTAGE FUND

WITH AND INTO

DREYFUS INSTITUTIONAL PREFERRED TREASURY SECURITIES MONEY MARKET FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Information Statement containing information you need to know about the reorganization. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the reorganization.

WHAT WILL HAPPEN TO MY DREYFUS INSTITUTIONAL TREASURY SECURITIES CASH ADVANTAGE FUND INVESTMENT WHEN THE REORGANIZATION OCCURS?

You will become a shareholder of Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the "Acquiring Fund"), a series of CitizensSelect Funds (the "Acquiring Trust"), an open-end investment company managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), on or about [March 5], 2021 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Institutional Treasury Securities Cash Advantage Fund (the "Fund"). If you hold Hamilton shares, Institutional shares or Premier shares of the Fund, you will receive Hamilton shares of the Acquiring Fund, in each case, with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations and be terminated as a series of Dreyfus Institutional Reserves Funds (the "Trust").

WHAT ARE THE BENEFITS OF THE REORGANIZATION FOR ME?

The Trust's Board of Trustees believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a combined fund that also is managed by CIS and has a lower management fee and lower total expense ratio. The Acquiring Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.10%, whereas, the Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.16%, of the value of the respective fund's average daily net assets. Hamilton shares of the Acquiring Fund had a lower total annual expense ratio than Hamilton, Institutional and Premier shares of the Fund, based on expenses of each fund, as of the fiscal year ended March 31, 2020 for the Acquiring Fund and April 30, 2020 for the Fund, and more recently as of September 30, 2020. See "Will the Reorganization Result in a Higher Management Fee or Higher Total Fund Expenses?" below and "Summary—Comparison of the Acquiring Fund and the Fund—Fees and Expenses" in the Prospectus/Information Statement. The Acquiring Fund also has, depending on the share class of the Fund, a comparable or better performance record than the Fund. See "Summary—Past Performance" in the Prospectus/Information Statement. Although the Fund has more assets than the Acquiring Fund (the Fund had approximately $[557.6] million and the Acquiring Fund had approximately $[160.0] million in net assets, as of [September 30], 2020), management believes that by combining the Fund with the Acquiring Fund, Fund shareholders should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base, particularly in the current money market environment. Management of BNYM Investment Adviser also believes that, by combining the Fund with the Acquiring Fund, shareholders should benefit from more efficient portfolio management and certain operational efficiencies. In addition, management believes that based on the similarities between the Fund and the Acquiring Fund, the reorganization also would eliminate the duplication of resources and costs associated with servicing the funds as separate entities. The potential benefits of the reorganization are described in greater detail in the enclosed Prospectus/Information Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund are government money market funds and have the same investment objective and substantially similar investment management policies. The Acquiring Fund and the Fund each seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As money market funds, the Acquiring Fund and the Fund are each subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and seek to maintain a stable share price of $1.00. The investment policies, practices and limitations (and the related risks) of the Acquiring Fund and the Fund are substantially similar.

Each fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. Each fund normally invests at least 80% of its net assets in U.S. Treasury securities (i.e., under normal circumstances, each fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

BNYM Investment Adviser is the investment adviser to the Acquiring Fund and the Fund and provides day-to-day management of the Acquiring Fund's and the Fund's investments. Members of the CIS portfolio management team are responsible for managing both funds. BNY Mellon Securities Corporation (the "Distributor"), a wholly-owned subsidiary of BNYM Investment Adviser, distributes the shares of the Acquiring Fund and the Fund. For additional information regarding the Acquiring Fund and the Fund, please refer to the enclosed Prospectus/Information Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares, and the holding period for such Acquiring Fund shares will include the holding period for the shareholder's Fund shares. As a condition to the closing of the reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the reorganization. The Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards) prior to the reorganization, which distribution will be taxable to shareholders who hold shares in taxable accounts. Certain tax attributes of the Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards, if any.

WHAT ARE THE PRINCIPAL DIFFERENCES BETWEEN HAMILTON SHARES, INSTITUTIONAL SHARES AND PREMIER SHARES OF THE FUND AND HAMILTON SHARES OF THE ACQUIRING FUND?

Each fund is designed for institutional investors. If you hold Hamilton shares, Institutional shares or Premier shares of the Fund, you will receive Hamilton shares of the Acquiring Fund with a value equal to the value of your Hamilton shares, Institutional shares or Premier shares as of the Closing Date. The principal differences between Hamilton shares, Institutional shares and Premier shares of the Fund and Hamilton shares of the Acquiring Fund are that Hamilton shares and Premier shares of the Fund are subject to a Shareholder Services Plan and Premier shares of the Fund and Hamilton shares of the Acquiring Fund are each subject to an Administrative Services Plan. Institutional shares of the Fund are not subject to any plans.

Pursuant to the Trust's Shareholder Services Plan, Hamilton shares and Premier shares of the Fund are subject to an annual fee of 0.04% and 0.25%, respectively, of the value of the average daily net assets attributable to the relevant class of shares payable to the Distributor for the provision of personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund, and services related to the maintenance of shareholder accounts with respect to the holders of Hamilton shares and Premier shares of the Fund. In addition, pursuant to the Trust's Administrative Services Plan, Premier shares of the Fund are subject to an annual fee of 0.04% of the value of the Fund's average daily net assets attributable to Premier shares payable to the Distributor for the provision of certain types of recordkeeping and other related services to the holders of Premier shares of the Fund.

Pursuant to the Acquiring Trust's Administrative Services Plan, Hamilton shares of the Acquiring Fund are subject to an annual fee of 0.05% of the value of the Acquiring Fund's average daily net assets attributable to Hamilton shares payable to the Distributor for the provision of certain types of recordkeeping and other related services to the holders of Hamilton shares of the Acquiring Fund.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. The Acquiring Fund will offer you the same shareholder privileges, such as the Fund Exchanges service or Auto-Exchange Privilege, that you currently have as a shareholder of the Fund.

WILL THE REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER TOTAL FUND EXPENSES?

No.  Each has agreed to pay BNYM Investment Adviser a unitary management fee. The Acquiring Fund has agreed to pay BNYM Investment Adviser a unitary fee at the annual rate of 0.10% of the value of the Acquiring Fund's average daily net assets. The Fund has agreed to pay BNYM Investment Adviser a unitary management fee at the annual rate of 0.16% of the value of the Fund's average daily net assets.

Under the unitary fee structure, BNYM Investment Adviser pays all of the expenses of each fund, except for management fees, Rule 12b-1, shareholder services or administrative services plan fees, interest, taxes, brokerage fees and commissions, if any, fees and expenses of the Board members who are not "interested persons" (as defined in the 1940 Act) of the respective fund (the "Independent Board Members"), fees and expenses of independent counsel to the fund and to the Independent Board Members, and any extraordinary expenses. BNYM Investment Adviser has agreed to reduce its fees in an amount equal to the respective fund's allocable portion of the fees and expenses of the Independent Board Members and independent counsel to the Independent Board Members.

Hamilton shares of the Acquiring Fund had a lower total annual expense ratio than Hamilton, Institutional and Premier shares of the Fund, based on expenses of each fund, as of the fiscal year ended March 31, 2020 for the Acquiring Fund and April 30, 2020 for the Fund, and more recently as of September 30, 2020.

WHO WILL PAY THE EXPENSES OF THE REORGANIZATION?

BNYM Investment Adviser and/or its affiliates, not the Fund or the Acquiring Fund, will pay the expenses directly relating to the reorganization. The funds, however, will bear their respective portfolio transaction costs whether or not associated with the reorganization.

WHY DID THE TRUST'S BOARD APPROVE THE REORGANIZATION?

As a result of a review of the lineup of Dreyfus money market funds by BNYM Investment Adviser described above, management of BNYM Investment Adviser recommended to the Trust's Board that the Fund be consolidated with the Acquiring Fund. After considering the terms and conditions of the reorganization, the investment objectives and investment management policies of, as well as shareholder services offered by, the Fund and the Acquiring Fund, the fees and expenses, including the total annual expense ratios, of the Fund and the Acquiring Fund, and the relative performance of the Fund and the Acquiring Fund, the Trust's Board of Trustees believes that reorganizing the Fund into the Acquiring Fund is in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the reorganization. In reaching this conclusion, the Trust's Board of Trustees determined that reorganizing the Fund into the Acquiring Fund, which has the same investment objective and substantially similar investment management policies as those of the Fund, offers potential benefits to Fund shareholders. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a combined fund that is managed by members of BNYM Investment Adviser's CIS division and has a lower management fee and lower total expense ratio, based on the expenses of each fund as of the respective fund's most recent fiscal year end and more recently as of September 30, 2020. In addition, the performance record of the Acquiring Fund was comparable to or better than (depending on the share class of the Fund) the performance record of the Fund for the one-, five- and ten-year periods ended December 31, 2019. Although the Fund has more assets than the Acquiring Fund (the Fund had approximately $[557.6] million and the Acquiring Fund had approximately $[160.0] million in net assets, as of [September 30], 2020), by combining the Fund with the Acquiring Fund, Fund shareholders should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base, particularly in the current money market environment. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management and certain operational efficiencies.

WHY IS NO SHAREHOLDER ACTION NECESSARY?

Because the reorganization of the Fund into the Acquiring Fund satisfies the requisite conditions of Rule 17a-8 under the 1940 Act, in accordance with the Trust's Charter and applicable Massachusetts state and U.S. federal law (including Rule 17a-8), the reorganization may be effected without the approval of shareholders of either fund.

Reorganization of

DREYFUS INSTITUTIONAL TREASURY SECURITIES CASH ADVANTAGE FUND
(A Series of Dreyfus Institutional Reserves Funds)

With and Into

DREYFUS INSTITUTIONAL PREFERRED TREASURY SECURITIES MONEY MARKET FUND

(A Series of CitizensSelect Funds)

PROSPECTUS/INFORMATION STATEMENT
[___________], 2020

This Prospectus/Information Statement is being furnished to you by the Board of Trustees of Dreyfus Institutional Reserves Funds (the "Trust"), on behalf of Dreyfus Institutional Treasury Securities Cash Advantage Fund (the "Fund"), because you are a shareholder of the Fund. As provided in an Agreement and Plan of Reorganization approved by the Trust's Board, the Fund will transfer all of its assets to Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the "Acquiring Fund"), in exchange solely for Hamilton shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, as described in this Prospectus/Information Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Hamilton shares, Institutional shares or Premier shares of the Fund a number of Hamilton shares (or fractions thereof) of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares, as of the date of the Reorganization.

No vote of the shareholders of the Fund will be taken with respect to the matters described in this Prospectus/Information Statement. THE FUND IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE FUND.

This Prospectus/Information Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know. This Prospectus/Information Statement is being mailed on or about [December 28], 2020 to the Fund's shareholders.

A Statement of Additional Information ("SAI") dated [________], 2020, relating to this Prospectus/Information Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Information Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144 or by calling 1-800-346-3621 (inside the U.S. only).

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the accuracy or adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The Acquiring Fund and the Fund are open-end management investment companies known as money market mutual funds. The Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") is the investment adviser for the Acquiring Fund and the Fund. The Acquiring Fund is a series of CitizensSelect Funds (the "Acquiring Trust"). A comparison of the Acquiring Fund and the Fund is set forth in this Prospectus/Information Statement.

The Acquiring Fund's Prospectus offering Hamilton shares, dated July 31, 2020, accompanies this Prospectus/Information Statement and is incorporated into this Prospectus/Information Statement by reference. For a free copy of the Acquiring Fund's Annual Report for its fiscal year ended March 31, 2020 or the Fund's most recent Prospectuses or Annual Report for its fiscal year ended April 30, 2020, please call your financial adviser, call 1-800-346-3621, visit www.dreyfus.com or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

As of [October 30], 2020, the following numbers of Fund shares were issued and outstanding:

Hamilton Shares	Institutional Shares	Premier Shares
[________]	[________]	[________]

AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE FUND'S ASSETS TO THE ACQUIRING FUND

SUMMARY

Additional information is contained elsewhere in this Prospectus/Information Statement, the Acquiring Fund's Prospectus, the Fund's Prospectuses and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Information Statement as Exhibit A.

Proposed Transaction. The Trust's Board of Trustees, all of whose members are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund ("Independent Board Members"), has unanimously approved the Plan for the Fund. The Plan provides that on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange solely for Hamilton shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Trust.

As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

The Trust's Board of Trustees has unanimously concluded that the Reorganization is in the best interests of the Fund, and that the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

Federal Income Tax Consequences. The Reorganization will not be a taxable event for federal income tax purposes. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a direct result of the Reorganization. The Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards) prior to the Reorganization, which distribution will be taxable to shareholders who hold shares in taxable accounts. Certain tax attributes of the Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards, if any. See "Information about the Reorganization—Federal Income Tax Consequences," "—Capital Loss Carryforwards" and "—Sale of Portfolio Securities."

Comparison of the Acquiring Fund and the Fund. The following discussion is primarily a summary of certain parts of the Acquiring Fund's Prospectus and the Fund's Prospectuses. Additional information is set forth in such Prospectuses, which are incorporated herein by reference.

Goal and Approach. The Acquiring Fund and the Fund are money market funds with the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each fund's investment objective is a fundamental policy which cannot be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the relevant fund's outstanding voting securities.

Each fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash.

Each fund is designated as a "government money market fund" as that term is defined in Rule
2a-7 under the 1940 Act. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Each fund normally invests at least 80% of its net assets in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in such securities.

Each fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the funds' dividend income in their state and locality.

Each fund seeks to maintain a stable share price of $1.00 and is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act. Among other requirements, each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the respective fund from achieving its investment objective.

The Acquiring Fund and the Fund have substantially similar fundamental investment restrictions.

The Fund is a series of the Trust, an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a series of the Acquiring Trust, also an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The rights of each fund's shareholders are governed by the respective trust's Amended and Restated Agreement and Declaration of Trust and By-Laws, and applicable Massachusetts law. As such, the rights of each fund's shareholders are substantially similar.

Investment Risks. Because the Acquiring Fund and the Fund are money market funds with the same investment objective and substantially similar investment management policies, the principal risks associated with an investment in the Acquiring Fund and the Fund are substantially the same. An investment in the Acquiring Fund, as well as in the Fund, is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it cannot guarantee it will do so. Each fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. Neither fund currently is permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the funds' boards have no intention to impose a liquidity fee or redemption gate. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to a fund, and shareholders should not expect that BNYM Investment Adviser or its affiliates will provide financial support to either fund at any time. The following are the principal risks that could reduce the Acquiring Fund's or the Fund's income level and/or share price:

•	Interest rate risk. Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair a fund's ability to maintain a stable net asset value. A low interest rate environment may prevent a fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing a fund's ability to maintain a stable net asset value. To meet redemption requests, a fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

•	U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

•	Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Fees and Expenses. The Acquiring Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.10% of the value of the Acquiring Fund's average daily net assets. The Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.16% of the Fund's average daily net assets. With respect to each fund, under the unitary fee structure, BNYM Investment Adviser has agreed in its management agreement with the fund to (i) pay all of the fund's expenses, except management fees, Rule 12b-1, shareholder services or administrative services plan fees, interest, taxes, brokerage fees and commissions, if any, the fees and expenses of the Independent Board Members and independent counsel to the fund and to the Independent Board Members, and (ii) reduce its fees pursuant to the management agreement in an amount equal to the respective fund's allocable portion of the fees and expenses of the Independent Board Members and independent counsel to the fund and to the Independent Board Members. These provisions in the management agreement may not be amended without the approval of the respective fund's shareholders.

Hamilton shares of the Acquiring Fund are subject to an annual fee of 0.05% of the value of the Acquiring Fund's average daily net assets attributable to Hamilton shares for the provision of services pursuant to the Acquiring Trust's Administrative Services Plan. Hamilton shares and Premier shares of the Fund are subject to an annual fee of 0.04% and 0.25%, respectively, of the value of the average daily net assets attributable to the relevant class of shares pursuant to the Trust's Shareholder Services Plan. Premier shares of the Fund are subject to an annual fee of 0.04% of the value of the average daily net assets attributable to Premier shares pursuant to the Trust's Administrative Services Plan. Institutional shares of the Fund are not subject to any plans or plan fees.

Hamilton shares of the Acquiring Fund had a lower total annual expense ratio than Institutional, Hamilton and Premier shares of the Fund, based on expenses of each fund, as of the fiscal year ended March 31, 2020 for the Acquiring Fund and April 30, 2020 for the Fund, and more recently as of September 30, 2020.

The fees and expenses set forth in the table below for the Acquiring Fund are as of June 30, 2020. The "Pro Forma After Reorganization" operating expenses information set forth in the table below is based on the fees and expenses of each fund, as of June 30, 2020, as adjusted showing the effect of the consummation of the Reorganization.

Annual fund operating expenses
(expenses that you pay each year
as a percentage of the value of your investment):

	Fund Institutional Shares	Fund Hamilton Shares	Fund Premier Shares	Acquiring Fund Hamilton Shares	Pro Forma Acquiring Fund Hamilton Shares
Annual fund operating expenses
% of average daily net assets
Management fees	0.16	0.16	0.16	0.10	0.10
Shareholder services and/or administrative services fees	none	0.04	0.29	0.05	0.05
Other expenses	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses	0.17	0.21	0.46	0.16	0.16
Fee waiver and/or expense reimbursement[1]	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Net annual fund operating expenses[2]	0.16	0.20	0.45	0.15	0.15

[1]	BNYM Investment Adviser has agreed in its management agreement with the Fund and the Acquiring Fund to: (1) pay all of the respective fund's expenses, except management fees, fees pursuant to any shareholder services or administrative services plan adopted by the fund and certain other expenses, including the fees and expenses of the Independent Board Members and independent counsel to the fund and to the Independent Board Members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the respective fund's allocable portion of the fees and expenses of the Independent Board Members and independent counsel to the fund and to the Independent Board Members (in the amount of 0.01% for the past fiscal year for each fund). These provisions in the management agreement may not be amended without the approval of the respective fund's shareholders.

[2]	The expense ratios do not reflect any voluntary undertakings of BNYM Investment Adviser to waive fees and/or reimburse fund expenses.

Example

The Example below is intended to help you compare the cost of investing in the Fund and the Acquiring Fund. The Example assumes that you invest $10,000 in the respective fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the respective fund's operating expenses remain the same. The Example is based on the operating expenses of the funds, as of June 30, 2020. The "Pro Forma After Reorganization" Example is based on the operating expenses of the funds, as of June 30, 2020, as adjusted showing the effect of the consummation of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Fund Institutional Shares	Fund Hamilton Shares	Fund Premier Shares	Acquiring Fund Hamilton Shares	Pro Forma Acquiring Fund Hamilton Shares
1 year	$16	$20	$46	$15	$15
3 years	$52	$64	$144	$48	$48
5 years	$90	$113	$252	$85	$85
10 years	$205	$255	$567	$192	$192

Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Hamilton shares from year to year, and the bar chart for the Fund shows the changes in the performance of the Fund's Institutional shares from year to year. The table for each fund shows the average annual total returns of the respective fund's shares over time. Past performance is not necessarily an indication of how the Acquiring Fund or the Fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Acquiring Fund

Dreyfus Institutional Preferred Treasury Securities Money Market Fund — Hamilton Shares
Year-by-year total returns as of 12/31 each year (%)

Best Quarter Q2, 2019: 0.56% Worst Quarter Q3, 2015: 0.00%

The year-to-date total return of the Acquiring Fund's Hamilton shares as of September 30, 2020 was 0.35%.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

Average Annual Total Returns (as of 12/31/19)

	1 Year	5 Years	10 Years
Hamilton Shares	2.03%	0.93%	0.46%

Institutions may call toll-free 1-800-346-3621 for the current yield of the Acquiring Fund's Hamilton shares.  Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Fund

Dreyfus Institutional Treasury Securities Cash Advantage Fund — Institutional Shares

Year-by-year total returns as of 12/31 each year (%)

Best Quarter Q2, 2019: 0.56% Worst Quarter Q3, 2015: 0.00%

The year-to-date total return of the Fund's Institutional shares as of September 30, 2020 was 0.32%.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

Average Annual Total Returns as of 12/31/19

	1 Year	5 Years	10 Years
Institutional Shares	2.04%	0.91%	0.46%
Hamilton Shares	1.99%	0.88%	0.44%
Premier Shares	1.74%	0.71%	0.35%

Institutions may call toll-free 1-800-346-3621 for the current yield of the Fund's shares.  Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Investment Adviser. The Fund and the Acquiring Fund are managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc., the Acquiring Fund's and the Fund's investment adviser, 240 Greenwich Street, New York, New York 10286. BNYM Investment Adviser manages approximately $[271] billion in [133] mutual fund portfolios. A discussion regarding the basis for the Trust's Board approving the Fund's management agreement with BNYM Investment Adviser is available in the Fund's annual report for the fiscal year ended April 30, 2020. A discussion regarding the basis for the Acquiring Trust's Board approving the Acquiring Fund's management agreement with BNYM Investment Adviser is available in the Acquiring Fund's semiannual report for the six-month period ended September 30, 2019. BNYM Investment Adviser is the primary mutual fund business of The Bank of New York Mellon Corporation ("BNY Mellon"), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY Mellon delivers informed investment management and investment services in 35 countries. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $[38.6] trillion in assets under custody and administration and $[2.0] trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellonim.com/us.

Board Members. The Acquiring Trust and the Trust have the same Board members. All of the Board members of the Acquiring Trust and the Trust are Independent Board Members.

Primary Portfolio Managers. Members of the CIS portfolio management team will be responsible for managing the combined fund after the Reorganization.

Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for the Acquiring Fund and the Fund.

Other Service Providers. BNY Mellon Securities Corporation ("BNYMSC" or the "Distributor"), a wholly-owned subsidiary of BNYM Investment Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as distributor (i.e., principal underwriter) of the Fund's and the Acquiring Fund's shares pursuant to a distribution agreement among the Acquiring Trust and the Trust and BNYMSC.

The Bank of New York Mellon, an affiliate of BNYM Investment Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as the Fund's and the Acquiring Fund's custodian.

BNY Mellon Transfer, Inc., a wholly-owned subsidiary of BNYM Investment Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as the Fund's and the Acquiring Fund's transfer and dividend disbursing agent.

Capitalization. The Fund has classified its shares into three classes—Institutional shares, Hamilton shares and Premier shares—of beneficial interest. The Acquiring Fund has classified its shares into three classes—Institutional shares, Hamilton shares and Premier shares—of beneficial interest. There will be no exchange in the Reorganization of Institutional shares or Premier shares of the Acquiring Fund. Fund shareholders will receive the Hamilton shares of the Acquiring Fund in the Reorganization. The following tables set forth, as of September 30, 2020, (1) the capitalization of the Fund's Hamilton shares, Institutional shares and Premier shares, (2) the capitalization of the Acquiring Fund's Hamilton shares and (3) the pro forma capitalization of the Acquiring Fund's Hamilton shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund Hamilton Shares	Fund Institutional Shares	Fund Premier Shares	Acquiring Fund Hamilton Shares	Pro Forma Acquiring Fund Hamilton Shares
Total net assets	$11,518,571	$543,509,331	$2,593,452	$83,473,206	$641,094,560
Net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Shares outstanding	11,520,727	543,620,075	2,593,898	83,471,090	641,205,790

As of September 30, 2020, the Acquiring Fund's total net assets (attributable to Hamilton shares, Institutional shares and Premier shares) and the Fund's total net assets (attributable to Hamilton shares, Institutional shares and Premier shares) were $159,985,158 and $557,621,354, respectively. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of the Acquiring Fund and the Fund invest in the same portfolio of securities, respectively, but the classes are subject to different charges and expenses. The Acquiring Trust's Board approved the conversion of the Acquiring Fund's Premier shares into Hamilton shares, effective on or about February 1, 2021.

Purchase Procedures. The Acquiring Fund and Fund are designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the Acquiring Fund and Fund may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.

The purchase procedures of the Acquiring Fund and the Fund and the automatic investment services they offer are the same. The price for shares of each fund is the net asset value per share, which is generally calculated at 3:00 p.m. Eastern time on any day the New York Stock Exchange ("NYSE") is open. In addition, each fund's net asset value will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association recommends that fixed income securities markets be open for the day or a portion of the day. Orders in proper form received and accepted by a fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund calculates its net asset value will become effective at the net asset value determined on that day, and shares purchased will receive the dividend declared on that day.

Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to maintain a price of $1.00 per share.

Redemption Procedures. The redemption procedures of the Acquiring Fund and the Fund are the same. An investor may sell (redeem) Hamilton shares or Premier shares of the Fund and Hamilton shares of the Acquiring Fund at any time. Shares are sold at the respective fund's next net asset value calculated after an order is received in proper form by the fund or a financial intermediary that serves as agent for the fund. See the relevant fund's Prospectuses and Statement of Additional Information for a more detailed discussion of the fund's redemption procedures.

Shareholder and Administrative Services Plans. Hamilton shares and Premier shares of the Fund are subject to a Shareholder Services Plan, Premier shares of the Fund are subject to an Administrative Services Plan and Hamilton shares of the Acquiring Fund are subject to an Administrative Services Plan.

Pursuant to the Trust's Shareholder Services Plan, Hamilton shares and Premier shares of the Fund are subject to an annual fee of 0.04% and 0.25%, respectively, of the value of the average daily net assets attributable to the relevant class of shares payable to the Distributor for the provision of personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund, and services related to the maintenance of shareholder accounts with respect to the holders of Hamilton shares and Premier shares of the Fund. In addition, pursuant to the Trust's Administrative Services Plan, Premier shares of the Fund are subject to an annual fee of 0.04% of the value of the Fund's average daily net assets attributable to Premier shares payable to the Distributor for the provision of certain types of recordkeeping and other related services to the holders of Premier shares of the Fund. Pursuant to the Trust's Shareholder Services Plan and Administrative Services Plan, the Distributor may make payments to certain institutions in respect of these services. Institutional shares of the Fund are not subject to any plans or plan fees.

Pursuant to the Acquiring Trust's Administrative Services Plan, Hamilton shares of the Acquiring Fund are subject to an annual fee of 0.05% of the value of the Acquiring Fund's average daily net assets attributable to Hamilton shares payable to the Distributor for the provision of certain types of recordkeeping and other related services to the holders of Hamilton shares of the Acquiring Fund. Pursuant to the Acquiring Trust's Administrative Services Plan, the Distributor may make payments to certain institutions in respect of these services.

See the relevant fund's Prospectuses and Statement of Additional Information for a further discussion of the shareholder and/or administrative services plans.

Shareholder Services. The shareholder services offered by the Acquiring Fund and the Fund are identical. See the relevant fund's Prospectuses and Statement of Additional Information for a further discussion of the shareholder services offered by the fund.

Distributions. The dividends and distributions policies of the Acquiring Fund and the Fund are identical. Each fund ordinarily declares dividends from its net investment income on each day its net asset value is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The actual amount of dividends paid per share by the Acquiring Fund and the Fund is different. See the relevant fund's Prospectuses and Statement of Additional Information for a further discussion of the fund's dividends and distributions policies.

REASONS FOR THE REORGANIZATION

Management of BNYM Investment Adviser reviewed the lineup of Dreyfus money market funds to determine whether it would be appropriate and benefit shareholders to consolidate certain funds having similar investment objectives and strategies. As a result of the review, management of BNYM Investment Adviser recommended to the Trust's Board and to the Acquiring Trust's Board that the Fund be consolidated with the Acquiring Fund. After considering the terms and conditions of the Reorganization, the investment objectives and investment management policies of, as well as shareholder services offered by, the Fund and the Acquiring Fund, fees and expenses, including the total annual expense ratios, of the Fund and the Acquiring Fund, and the relative performance of the Fund and the Acquiring Fund, the Trust's Board believes that reorganizing the Fund into the Acquiring Fund is in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the Reorganization. In reaching this conclusion, the Trust's Board determined that reorganizing the Fund into the Acquiring Fund, which has the same investment objective and substantially similar investment management policies as those of the Fund, offers potential benefits to Fund shareholders. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a combined fund that is managed by members of BNYM Investment Adviser's CIS division and has a lower management fee and lower total expense ratio, based on the expenses of each fund as of each fund's most recent fiscal year end and more recently as of September 30, 2020. In addition, the performance record of the Acquiring Fund was comparable to or better than (depending on the share class of the Fund) the performance record of the Fund for the one-, five- and ten-year periods ended December 31, 2019. Although the Fund has more assets than the Acquiring Fund (the Fund had approximately $[557.6] million and the Acquiring Fund had approximately $[160.0] million in net assets, as of [September 30], 2020), by combining the Fund with the Acquiring Fund, Fund shareholders should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base, particularly in the current money market environment. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management and certain operational efficiencies.

The Acquiring Trust's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund. Increasing the Acquiring Fund's assets also may benefit BNYM Investment Adviser because such increase in assets may reduce the amount of fees and expenses BNYM Investment Adviser has voluntarily agreed to waive or reimburse to maintain the funds' current yields at certain levels.

In determining whether to approve the Reorganization, each Board considered the following factors: (1) the compatibility of the Fund's and the Acquiring Fund's investment objective, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund, concluding that such objectives, policies, restrictions, and services were the same or substantially similar; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests, concluding that the terms and conditions were reasonable and that there would be no dilution of shareholder interests; (3) information regarding the fees and expenses, including the management fees and total annual expense ratios, of the Fund and the Acquiring Fund, as well as the estimated total annual expense ratio of the combined fund, concluding that the Acquiring Fund has (and the combined fund will continue to have) a lower management fee and lower total expense ratio than the Fund, based on the expenses of each fund as of each fund's most recent fiscal year end and more recently as of September 30, 2020; (4) the relative performance of the Fund and the Acquiring Fund, concluding that the performance record of the Acquiring Fund was comparable to or better than (depending on the share class of the Fund) the performance record of the Fund; (5) the tax consequences of the Reorganization, concluding that the Reorganization will not be a taxable event for federal income tax purposes based on an opinion of counsel; and (6) the costs to be incurred in connection with the Reorganization, noting that the expenses relating to the Reorganization would be borne by BNYM Investment Adviser and/or its affiliates, and not the Fund or Acquiring Fund.

For the reasons described above, the Trust's Board and the Acquiring Trust's Board, each of which is comprised entirely of Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization. The following is a brief summary of the terms to the Plan, which is attached to this Prospectus/Information Statement as Exhibit A. The Plan provides that the Acquiring Fund will acquire all of the assets of the Fund in exchange solely for Hamilton shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on [March 5], 2021 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Hamilton shares of the Acquiring Fund to be issued to the Fund will be determined on the basis of the relative net asset value per share and aggregate net assets attributable to the shares of the Fund and the Acquiring Fund, generally computed as of 3:00 p.m., Eastern time, on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are the same as those of the Fund and are described in the relevant fund's Prospectuses and Statement of Additional Information.

On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforwards). Any such distribution will be taxable to Fund shareholders who hold shares in taxable accounts.

As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to holders of record of its Hamilton shares, Institutional shares and Premier shares, determined as of the close of business on the Closing Date, the Acquiring Fund Hamilton shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Hamilton shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing Fund shares will be canceled and the Acquiring Fund shares distributed to the Fund's shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

Under applicable legal and regulatory requirements, none of the Fund's shareholders will be entitled to exercise objecting shareholders' appraisal rights (i.e., to demand the fair value of their shares in connection with the Reorganization). Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any Fund shareholder may redeem his or her Fund shares prior to the Reorganization without the imposition of any charges or fees. Completion of the Reorganization is subject to certain conditions set forth in the Plan, such as the filing of all tax returns and reports by each of the Fund and Acquiring Fund as of the Closing Date, and confirmation that there have been no material adverse changes in the Fund's or the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business. An additional condition to the Reorganization is that the Fund and the Acquiring Fund receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. The Plan may be amended prior to the Reorganization by the Trust's Board or the Acquiring Trust's Board. The Fund will provide its shareholders with information describing any material amendment to the Plan. The Plan also may be terminated and abandoned by the Trust's Board or the Acquiring Trust's Board time prior to the Closing Date, if circumstances should develop that, in the opinion of the respective Board, make proceeding with the Reorganization inadvisable.

The total expenses of the Reorganization, largely those for legal, accounting and printing and mailing expenses, are expected to be approximately $[_______], which will be borne by BNYM Investment Adviser and/or its affiliates. The Fund and the Acquiring Fund will not bear any costs directly associated with the Reorganization. The Fund and the Acquiring Fund, however, will bear their respective portfolio transaction costs whether or not associated with the Reorganization.

Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Hamilton shares, the Acquiring Fund's assumption of the Fund's stated liabilities, and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Proskauer Rose LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Hamilton shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Hamilton shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Hamilton shares and the assumption by the Acquiring Fund of the Fund's stated liabilities pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Hamilton shares and the assumption by the Acquiring Fund of the Fund's stated liabilities or upon the distribution of those Acquiring Fund Hamilton shares to Fund shareholders in exchange (whether actual or constructive) for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Hamilton shares, Institutional shares or Premier shares for Acquiring Fund Hamilton shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Hamilton shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such Fund shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Hamilton shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such Fund shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund (except where the Acquiring Fund's investment activities have the effect of reducing or eliminating a Fund asset's holding period).

The Fund and the Acquiring Fund have not sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Capital Loss Carryforwards. As of the Fund's fiscal year ended April 30, 2020, the Fund had accumulated $113,853 of short-term capital losses and $2,884 of long-term capital losses which can be carried forward for an unlimited period.

Sale of Portfolio Securities. As the funds are both money market funds managed in accordance with Rule 2a-7 under the 1940 Act and have the same investment objective and substantially similar investment management policies, there is no current expectation that the Fund's portfolio securities will be sold in connection with the Reorganization. The Fund and the Acquiring Fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund. Any sales of portfolio securities by the funds will be subject to any restrictions imposed by the Code with respect to the tax-free nature of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

Information about the Acquiring Fund is incorporated by reference into this Prospectus/Information Statement from the Acquiring Fund's Prospectus and Statement of Additional Information, forming a part of the Acquiring Trust's Registration Statement on Form N-1A (File No. 333-82876). Information about the Fund is incorporated by reference into this Prospectus/Information Statement from the Fund's Prospectuses and Statement of Additional Information, forming a part of the Trust's Registration Statement on Form N-1A (File No. 333-148652).

The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com.

Ownership of Shares. To the knowledge of the Fund and the Acquiring Fund, the following table shows the persons owning as of October 30, 2020, either of record or beneficially, 5% or more of the outstanding Hamilton shares, Institutional shares and Premier shares of the Fund and the outstanding Hamilton shares of the Acquiring Fund, respectively, and the percentage of the combined fund's shares to be owned by these persons if the Reorganization had been consummated as of that date.

	Percentage of Outstanding Share Class
Name and Address	Before Reorganization	After Reorganization
Fund—Hamilton Shares

Hare & Co. 2 C/O The Bank of New York Mellon 111 Sanders Creek Parkway East Syracuse, NY 13057-1381	99.9999%	35.8570%
		(Hamilton Shares)

Fund—Institutional Shares

Mac & Co. Mellon Private Wealth Management 500 Ross Street Pittsburgh, PA 15262-0001	39.4573%	21.6321%
		(Hamilton Shares)

Pershing LLC Attn: Cash Management Department One Pershing Plaza Jersey City, NJ 07399-0001	38.6051%	21.1649%
		(Hamilton Shares)

Hare & Co. 2 C/O The Bank of New York Mellon 111 Sanders Creek Parkway-2nd Floor East Syracuse, NY 13057-1381	13.2727%	7.2763%
		(Hamilton Shares)

Wilbranch & Co. 200 PineStreet W Wilson, NC 27893-3922	8.6542%	4.7446%
		(Hamilton Shares)

Fund—Premier Shares

The Bank of New York Mellon N.A. FBO Bank Custody Solution 1 Pershing Plaza Jersey City, NJ 07399-0001	89.9983%	0.3205%
		(Hamilton Shares)

Mac & Co. Mellon Private Wealth Management 500 Ross Street Pittsburgh, PA 15262-0001	8.7202%	0.0311%

	Percentage of Outstanding Share Class
Name and Address	Before Reorganization	After Reorganization
		(Hamilton Shares)

Acquiring Fund—Hamilton Shares

National Financial Services LLC For the Exclusive Benefit of Our Customers 499 Washington Boulevard Jersey City, NJ 07310-0000	75.0476%	6.7263%
		(Hamilton Shares)

Citizens Bank c/o Private Wealth Management 1 Citizens Bank Way Mailstop JCB115 Johnston, RI 02919	14.3619%	1.2872%
		(Hamilton Shares)

Citizens Bank NA 28 State Street Boston, MA 02109-1775	10.5905%	0.9492%
		(Hamilton Shares)

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund. As of October 30, 2020, no shareholder of the Fund was deemed a "control person" of the Fund and no shareholder of the Acquiring Fund would be deemed a "control person" of the Acquiring Fund after the Reorganization.

As of October 30, 2020, Board members and officers of the Trust and the Acquiring Trust, as a group, owned less than 1% of the Fund's or the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of the Acquiring Fund (File No. 811-21035) are incorporated herein by reference to the Acquiring Fund's Annual Report for its fiscal year ended March 31, 2020, filed on May 29, 2020. The financial statements of the Fund (File No. 811-22169) are incorporated herein by reference to the Fund's Annual Report for its fiscal year ended April 30, 2020, filed on June 30, 2020.

The audited financial statements of the Acquiring Fund for its fiscal year ended March 31, 2020 and the audited financial statements of the Fund for its fiscal year ended April 30, 2020 have been incorporated herein. The financial statements audited by Ernst & Young LLP have been included in reliance on their report given on their authority as experts in accounting and auditing.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of November 9, 2020 (the "Agreement"), among DREYFUS INSTITUTIONAL RESERVES FUNDS (the "Trust"), a Massachusetts business trust, on behalf of DREYFUS INSTITUTIONAL TREASURY SECURITIES CASH ADVANTAGE FUND (the "Fund"), CITIZENSSELECT FUNDS (the "Acquiring Trust"), a Massachusetts business trust, on behalf of DREYFUS INSTITUTIONAL PREFERRED TREASURY SECURITIES MONEY MARKET FUND (the "Acquiring Fund"), and, with respect to Section 9.4 of the Agreement, BNY MELLON INVESTMENT ADVISER, INC. ("BNYM Investment Adviser").

This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Hamilton shares ("Acquiring Fund Shares") of beneficial interest, and the assumption by the Acquiring Fund of the liabilities of the Fund as described herein, and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Acquiring Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Fund and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Acquiring Trust's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.	THE REORGANIZATION.

1.1          Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the

Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

1.2          The assets of the Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other assets belonging to the Fund, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Fund approved by BNYM Investment Adviser, as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles ("GAAP") consistently applied from the Fund's prior audited period (the "Assets").

1.3          The Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date. The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund approved by BNYM Investment Adviser, as of the Valuation Date, in accordance with GAAP consistently applied from the Fund's prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

1.4          Delivery of the Fund's Assets shall be made on the Closing Date to The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

1.5          The Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

1.6          As soon after the Closing Date as is conveniently practicable, the Fund will distribute pro rata to holders of record of the Fund's Hamilton shares, Institutional shares and Premier shares, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the Commonwealth of Massachusetts and federal securities laws. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund and will be null and void. Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares; the Acquiring Fund will not issue share certificates in the Reorganization.

1.7          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's then-current prospectuses and statement of additional information.

1.8          Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.9          Any reporting responsibility of the Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

1.10         As soon as practicable after the Closing Date, the Trust shall provide the Acquiring Fund with copies of all books and records that pertain to the Fund that the Acquiring Fund is required to maintain under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules of the Commission thereunder.

2.	VALUATION.

2.1          The value of the Fund's Assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of 3:00 p.m., Eastern time, on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Trust's Amended and Restated Agreement and Declaration of Trust, as amended (the "Acquiring Trust's Trust Agreement"), and the then-current prospectuses or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund, or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

2.2          The value of the Fund's Assets and the net asset value of an Acquiring Fund Share shall be based on the amortized cost valuation procedures that have been adopted by the Trust's Board and the Acquiring Trust's Board, respectively. Any provision in this Agreement to the contrary notwithstanding, if on the Valuation Date the difference between the net asset value per share of (i) either the Fund's shares or the Acquiring Fund Shares, respectively, using (a) the amortized cost value and (b) the shadow market value or (ii) the Fund's shares and the Acquiring Fund Shares using the shadow market value, equals or exceeds $.0025, either party shall have the right to postpone the Closing Date until such time as the per share difference is less than $.0025 or terminate this Agreement and the transactions contemplated hereby. For purposes of the preceding sentence, the shadow market net asset value of the Fund's shares and the Acquiring Fund Shares shall be computed by using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with the policies and procedures established by the Acquiring Fund (or as otherwise mutually determined by the Trust's Board and the Acquiring Trust's Board).

2.3          The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund, determined using the same valuation procedures referred to in paragraphs 2.1 and 2.2 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4          All computations of value shall be made in accordance with the regular practices of the Fund and the Acquiring Fund.

3.	CLOSING AND CLOSING DATE.

3.1          The Closing Date shall be March 5, 2021, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Valuation Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of BNYM Investment Adviser, 240 Greenwich Street, New York, New York, or such other time and/or place as the parties may mutually agree.

3.2          The Trust shall direct the Custodian to deliver at the Closing a certificate of an authorized officer stating that the Fund's Assets have been delivered in proper form to the Acquiring Fund on the Closing Date. The Fund's portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian. The cash to be transferred by the Fund shall be delivered to the Custodian for the account of the Acquiring Fund by wire transfer of federal funds on the Closing Date.

3.3          If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.4          The Trust shall direct the Fund's transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Trust shall direct the Acquiring Fund's transfer agent to issue and deliver to the Trust's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund.

3.5          At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

3.6          If the Fund is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Fund by the Fund's broker, dealer or other counterparty, then, in lieu of such delivery, the Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Custodian, including broker confirmation slips.

4.	REPRESENTATIONS AND WARRANTIES.

4.1          The Trust, on behalf of the Fund, represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows:

(a)  The Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Agreement.

(b)  The Trust is registered under the 1940 Act as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect. The Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)  The current prospectuses and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)  The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Amended and Restated Declaration of Trust (the "Trust's Trust Agreement") or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Fund, is a party or by which the Fund is bound, nor will the execution, delivery and performance of this Agreement by the Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Fund, is a party or by which the Fund is bound.

(e)  The Fund has no material contracts or other commitments that will be terminated with liability to the Fund on or prior to the Closing Date.

(f)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and by state securities laws.

(g)  No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust's knowledge threatened against the Fund or any of the Fund's properties or assets which, if adversely determined, would materially and adversely affect the Fund's financial condition or the conduct of the Fund's business. The Trust knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Fund's business or the Fund's ability to consummate the transactions contemplated herein.

(h)  The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Fund for each of the Fund's five fiscal years ended April 30, 2020 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

(i)  Since April 30, 2020, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.3 and 4.1(h) hereof.

(j)  At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns. The Fund (1) is in compliance in all material respects with all applicable regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder.

(k)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(l)  All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

(m)  On the Closing Date, the Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(o)  The information to be furnished by the Trust, on behalf of the Fund, for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p)  The Registration Statement on Form N-14 and the Prospectus/Information Statement contained therein, as amended or supplemented (the "Registration Statement"), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Trust and the Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Trust and the Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2          The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

(a)  The Acquiring Fund is a duly established and designated series of the Acquiring Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Agreement.

(b)  The Acquiring Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund Shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)  The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)  The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Trust's Trust Agreement or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund is bound.

(e)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

(f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquiring Trust's knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Acquiring Trust knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions contemplated herein.

(g)  The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Acquiring Fund for each of the Acquiring Fund's five fiscal years ended March 31, 2020 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

(h)  Since March 31, 2020, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(g) hereof.

(i)  At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Acquiring Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns. The Acquiring Fund (1) is in compliance in all material respects with all applicable regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder.

(j)  For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements for its taxable year in which the Reorganization occurs.

(k)  All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the Acquiring Fund Shares to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(l)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Trust's Board and this Agreement will constitute the valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(m)  The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. No representations and warranties in this paragraph 4.2 shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Fund furnished to the Acquiring Fund by the Trust.

(n)  No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's Assets in the Reorganization.

(o)  The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE TRUST AND THE ACQUIRING TRUST, ON BEHALF OF THE FUND AND THE ACQUIRING FUND, RESPECTIVELY.

5.1          The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

5.2          Subject to the provisions of this Agreement, the Trust, on behalf of the Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.3          As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

5.4          The Trust, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement.

5.5          The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.6          The Trust, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.7          As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

6.1          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.2          All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.3          The Trust shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

6.4          The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Trust's name by the Trust's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

7.1          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.2          All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

7.3          The Acquiring Trust shall have delivered to the Fund on the Closing Date a certificate executed in the Acquiring Trust's name by the Acquiring Trust's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

8.1          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.2          On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3          All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5          The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods ending on or prior to the Closing Date; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or prior to the Closing Date (after reduction for any capital loss carryforwards).

8.6          The Fund and the Acquiring Fund shall have received an opinion of Proskauer Rose LLP substantially to the effect that based on the facts, assumptions and conditions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)  The transfer of all of the Fund's Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Shares pro rata to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund's Assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Fund's stated liabilities pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Fund's stated liabilities or upon the distribution of those Acquiring Fund Shares to Fund Shareholders in exchange (whether actual or constructive) for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Fund Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Fund Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund Asset acquired by the Acquiring Fund will be the same as the tax basis of such Asset to the Fund immediately prior to the Reorganization, and the holding period of each Asset of the Fund in the hands of the Acquiring Fund will include the period during which that Asset was held by the Fund (except where the Acquiring Fund's investment activities have the effect of reducing or eliminating a Fund Asset's holding period).

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9.	TERMINATION AND AMENDMENT OF AGREEMENT; EXPENSES.

9.1          This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Acquiring Trust, as the case may be, at any time prior to the Closing Date if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

9.2          If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Trust or the Acquiring Trust, or shareholders of the Fund or of the Acquiring Fund, as the case may be, in respect of this Agreement, except as provided in paragraph 9.4.

9.3          The parties may amend, modify or supplement this Agreement in any manner at any time prior to the Closing Date, upon mutual agreement.

9.4          Each party acknowledges that all expenses directly incurred in connection with the Reorganization will be borne by BNYM Investment Adviser.

10.	WAIVER.

10.1         At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Board of the Trust or of the Acquiring Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

11.	MISCELLANEOUS.

11.1         None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

11.2         This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

11.3         This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.4         This Agreement may be amended only by a signed writing between the parties.

11.5         This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

11.6         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.7         It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Trust or the Acquiring Trust, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Trust's Trust Agreement and the Acquiring Trust's Trust Agreement, copies of which are on file at the Trust's and the Acquiring Trust's principal offices, respectively, and at the office of the Secretary of the Commonwealth of Massachusetts. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

Dreyfus Institutional Reserves Funds, on behalf of Dreyfus Institutional Treasury Securities Cash Advantage Fund

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President

ATTEST:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Assistant Secretary

CITIZENSSELECT FUNDS, on behalf of Dreyfus Institutional Preferred Treasury Securities Money Market Fund

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President

ATTEST:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Assistant Secretary

The undersigned is a party to this Agreement with respect to Section 9.4 of the Agreement

BNY MELLON INVESTMENT ADVISER, INC.

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President

ATTEST:	/s/ James Bitetto
James Bitetto
Secretary

STATEMENT OF ADDITIONAL INFORMATION

[___________], 2020

Acquisition of the Assets of

DREYFUS INSTITUTIONAL TREASURY SECURITIES CASH

ADVANTAGE FUND

(A Series of Dreyfus Institutional Reserves Funds)

144 Glenn Curtiss Boulevard

Uniondale, New York  11556-0144

1-800-346-3621

By and in Exchange for Hamilton Shares of

DREYFUS INSTITUTIONAL PREFERRED TREASURY SECURITIES

MONEY MARKET FUND

(A Series of CitizensSelect Funds)

144 Glenn Curtiss Boulevard

Uniondale, New York  11556-0144

1-800-346-3621

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [_________], 2020 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Institutional Treasury Securities Cash Advantage Fund (the "Fund"), a series of Dreyfus Institutional Reserves Funds (the "Trust"), in exchange solely for Hamilton shares of Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the "Acquiring Fund"), a series of CitizensSelect Funds (the "Acquiring Trust"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's and the Fund's combined Statement of Additional Information dated [__________], 2020 (the "Combined SAI").

2.	The Acquiring Fund's Annual Report for the fiscal year ended March 31, 2020.

3.	The Fund's Annual Report for the fiscal year ended April 30, 2020.

DOCUMENTS INCORPORATED BY REFERENCE

The Combined SAI is incorporated herein by reference to the definitive version thereof filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on [_______], 2020 (File No. 333-82876 for the Acquiring Fund and File No. 333-148652 for the Fund). The financial statements of the Acquiring Fund (File No. 811-21035) are incorporated herein by reference to the Acquiring Fund's

1

Annual Report for its fiscal year ended March 31, 2020, filed on May 29, 2020. The financial statements of the Fund (File No. 811-22169) are incorporated herein by reference to the Fund's Annual Report for its fiscal year ended April 30, 2020, filed on June 30, 2020.

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of the Acquiring Fund and the Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, are included in "Summary—Comparison of the Acquiring Fund and the Fund—Fees and Expenses" in the Prospectus/Information Statement.

The Reorganization will not result in a material change in the Fund's investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Fund modified to show the effects of such change is not required and is not included.

There are no material differences in accounting policies of the Fund as compared to those of the Acquiring Fund.

2

CITIZENSSELECT FUNDS
PART C
OTHER INFORMATION

Item 15	Indemnification.
The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A ("the Registration Statement"), filed on August 26, 2020.

Item 16	Exhibits.
(1)(a)	Registrant's Amended and Restated Agreement and Declaration of Trust, dated February 14, 2002, is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

(1)(b)	Certificate of Amendment establishing and designating classes of shares of Dreyfus Prime Money Market Fund, dated February 22, 2016, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 29, 2016 ("Post-Effective Amendment No. 21").

(1)(c)	Certificate of Amendment establishing and designating classes of shares of Dreyfus Institutional Preferred Treasury Money Market Fund, dated February 22, 2016, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 21.

(1)(d)	Certificate of Amendment redesignating names of each series, dated February 22, 2016, is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 21.

(1)(e)	Certificate of Amendment redesignating the name of a series, dated April 7, 2016, is incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on July 31, 2017 ("Post-Effective Amendment No. 30").

(1)(f)	Certificate of Amendment for the conversion and termination of classes, dated July 27, 2017, is incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on August 25, 2017.

(2)	Amended and Restated By-Laws, dated July 1, 2011, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on August 29, 2011 ("Post-Effective Amendment No. 10").

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement between the Registrant and BNY Mellon Investment Adviser, Inc., dated April 16, 2002, as amended June 3, 2019, is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed July 26, 2019 ("Post-Effective Amendment No. 38").

(7)(a)	Distribution Agreement between the Registrant and BNY Mellon Securities Corporation, dated June 3, 2019, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38.

(7)(b)	Forms of Broker-Dealer Agreement is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on July 27, 2020 ("Post-Effective Amendment No. 42").

(7)(c)	Forms of Bank Selling Agreement is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 42.

(8)	Not Applicable.

(9)(a)	Custody Agreement between the Registrant and the Bank of New York Mellon, dated January 1, 2011, is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 10.

(9)(b)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon, dated October 1, 2013, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 16 to the Registration on Form N-1A, filed on August 27, 2014.

(9)(c)	Second Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon, dated December 22, 2016, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 30.

(9)(d)	Subcustodial Undertaking in Connection with Master Repurchase Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on August 27, 2009.

(10)(a)	Rule 12b-1 Plan, dated April 16, 2002, revised as of March 1, 2016, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 21.

(10)(b)	Rule 18f-3 Plan, for Dreyfus Institutional Preferred Treasury Money Market Fund, dated April 16, 2002, as amended June 3, 2019, is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 38.

(11)	Opinion and Consent of Registrant's counsel.**

(12)	Opinion and Consent of counsel regarding tax matters.***

(13)	Not applicable.

(14)	Consent of Ernst & Young LLP, the independent registered public accounting firm of the Registrant and Dreyfus Institutional Reserves Funds*

(15)	Not Applicable.

(16)	Power of Attorney.**

*	Filed herein or herewith.

**	To be filed by pre-effective amendment.

***	To be filed by post-effective amendment.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 18th day of November, 2020.

CITIZENSSELECT FUNDS

By:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the date indicated have signed this Registration Statement.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	November 18, 2020
Renee LaRoche-Morris

/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	November 18, 2020
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	November 18, 2020
Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	November 18, 2020
Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	November 18, 2020
J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	November 18, 2020
Gordon J. Davis

/s/ Andrew J. Donohue *	Board Member	November 18, 2020
Andrew J. Donohue

/s/ Isabel P. Dunst*	Board Member	November 18, 2020
Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	November 18, 2020
Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	November 18, 2020
Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	November 18, 2020
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	November 18, 2020
Benaree Pratt Wiley

*By:	/s/ Jeff S. Prusnofsky
Attorney-in-fact, Jeff S. Prusnofsky

Exhibit Index

(14)	Consent of Ernst & Young LLP, the independent registered public accounting firm of the Registrant and Dreyfus Institutional Reserves Funds.